Direxion Daily DKNG Bear 1X ETF Expense Example - Direxion Daily DKNG Bear 1X ETF - Direxion Daily DKNG 1X Bear Shares	Oct. 31, 2024 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 99
Expense Example, with Redemption, 3 Years	$ 313